OMB APPROVAL
OMB Number: 3235-0578 Expires: January 31, 2016 Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22445

Pinnacle Capital Management Funds Trust

(Exact name of registrant as specified in charter)

100 Limestone Plaza Fayetteville, New York	19901
(Address of principal executive offices)	(Zip code)

Capital Services, Inc.     615 S. Dupont Hwy.     Dover, DE 19901

(Name and address of agent for service)

With a copy to:

Tina H. Bloom
Ultimus Fund Solutions, LLC
Cincinnati, Ohio 45246

Registrant's telephone number, including area code:  (315) 234-9716

Date of fiscal year end:     October 31, 2014

Date of reporting period:    July 31, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

1789 GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2014 (Unaudited)

COMMON STOCKS - 79.4%	Shares	Value
Consumer Discretionary - 4.8%
Media - 4.8%
DIRECTV (a)	3,077	$264,776
Walt Disney Company (The)	2,411	207,057
		471,833
Consumer Staples - 20.5%
Beverages - 2.9%
Embotelladora Andina S.A. - Class B - ADR (Chile)	6,653	142,375
SABMiller plc - ADR (United Kingdom)	2,568	140,726
		283,101
Food & Staples Retailing - 4.6%
Companhia Brasileira de Distribuição - ADR (Brazil)	3,906	188,347
CVS Caremark Corporation	2,257	172,345
Rite Aid Corporation (a)	14,684	98,236
		458,928
Food Products - 8.8%
BRF S.A. - ADR (Brazil)	10,996	269,401
Kellogg Company	2,639	157,891
Mondelēz International, Inc. - Class A	6,463	232,668
Unilever plc - ADR (United Kingdom)	4,839	209,190
		869,150
Household Products - 2.1%
Clorox Company (The)	2,448	212,658

Tobacco - 2.1%
Lorillard, Inc.	3,400	205,632

Energy - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
Apache Corporation	1,249	128,222
Exxon Mobil Corporation	2,354	232,905
Hess Corporation	2,025	200,435
		561,562
Financials - 3.7%
Consumer Finance - 1.3%
First Cash Financial Services, Inc. (a)	2,377	134,087

Insurance - 2.4%
Aflac, Inc.	3,944	235,614

1789 GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 79.4% (Continued)	Shares	Value
Health Care - 9.6%
Pharmaceuticals - 9.6%
Bristol-Myers Squibb Company	4,107	$207,896
Merck & Company, Inc.	3,942	223,669
Mylan, Inc. (a)	5,258	259,588
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	4,776	255,516
		946,669
Industrials - 12.4%
Aerospace & Defense - 1.6%
United Technologies Corporation	1,523	160,143

Air Freight & Logistics - 1.9%
FedEx Corporation	1,283	188,447

Commercial Services & Supplies - 1.2%
MSA Safety, Inc.	2,374	122,926

Industrial Conglomerates - 2.3%
General Electric Company	8,974	225,696

Machinery - 5.4%
ITT Corporation	5,082	233,620
Pall Corporation	1,757	136,115
Xylem, Inc.	4,680	165,157
		534,892
Information Technology - 14.4%
IT Services - 7.1%
CACI International, Inc. - Class A (a)	1,413	97,483
Fidelity National Information Services, Inc.	4,062	229,097
International Business Machines Corporation	533	102,160
Xerox Corporation	20,883	276,908
		705,648
Semiconductors & Semiconductor Equipment - 1.6%
Intel Corporation	4,652	157,656

Software - 3.3%
Adobe Systems, Inc. (a)	2,860	197,655
Intuit, Inc.	1,636	134,103
		331,758

1789 GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 79.4% (Continued)	Shares	Value
Information Technology - 14.4% (Continued)
Technology Hardware, Storage & Peripherals - 2.4%
EMC Corporation	8,067	$236,363

Materials - 2.4%
Chemicals - 2.4%
Dow Chemical Company (The)	4,741	242,123

Telecommunication Services - 2.6%
Diversified Telecommunication Services - 2.6%
Verizon Communications, Inc.	5,133	258,806

Utilities - 3.3%
Electric Utilities - 1.9%
Exelon Corporation	5,977	185,765

Multi-Utilities - 1.4%
SCANA Corporation	2,850	145,008

Total Common Stocks (Cost $6,417,789)		$7,874,465

U.S. GOVERNMENT OBLIGATIONS - 2.0%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 2.0%
U.S. Treasury Notes	0.250%	02/15/15	$100,000	$100,098
U.S. Treasury Notes	0.875%	12/31/16	100,000	100,250

Total U.S. Government Obligations (Cost $199,961)				$200,348

CORPORATE BONDS - 9.4%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 2.4%
Marriott International, Inc.	3.250%	09/15/22	$200,000	$197,242
Yum! Brands, Inc.	4.250%	09/15/15	40,000	41,665
				238,907
Consumer Staples - 0.7%
Clorox Company (The)	5.950%	10/15/17	60,000	68,087

1789 GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 9.4% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 2.9%
American Express Credit Company	2.750%	09/15/15	$120,000	$122,935
HSBC Finance Corporation	5.600%	02/15/18	42,000	46,673
JPMorgan Chase & Company	5.250%	05/01/15	25,000	25,829
Morgan Stanley (b)	3.562%	03/01/20	25,000	25,875
Wells Fargo & Company	5.000%	11/15/14	70,000	70,883
				292,195
Industrials - 1.2%
Emerson Electric Company	5.375%	10/15/17	108,000	121,132

Telecommunication Services - 1.2%
Verizon Communications, Inc.	6.100%	04/15/18	100,000	114,714

Utilities - 1.0%
Empresa Nacional de Electricidad S.A.	8.625%	08/01/15	45,000	48,122
Public Service Electric & Gas Company	6.750%	01/01/16	50,000	54,074
				102,196

Total Corporate Bonds (Cost $903,733)				$937,231

CLOSED-END FUNDS - 2.7%	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc. (Cost $276,224)	18,589	$266,752

OPEN-END FUNDS - 3.3%	Shares	Value
DoubleLine Total Return Bond Fund - Class I (Cost $325,000)	29,783	$325,827

1789 GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.2%	Shares	Value
Fidelity Institutional Money Market Portfolio - Class I, 0.05% (c) (Cost $312,911)	312,911	$312,911

Total Investments at Value - 100.0% (Cost $8,435,618)		$9,917,534

Liabilities in Excess of Other Assets - (0.0%) (d)		(489)

Net Assets - 100.0%		$9,917,045

ADR- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the effective interest rate as of 7/31/2014.
(c)	The rate shown is the 7-day effective yield as of July 31, 2014.
(d)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedule of Investments.

1789 Growth and Income Fund
Notes to Schedule of Investments
July 31, 2014 (Unaudited)

1. Securities valuation

Equity securities (common stocks and closed-end funds) of 1789 Growth and Income Fund (the “Fund”) generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Pinnacle Capital Management, LLC (the “Adviser”) believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Open-end funds (including money market mutual funds) are generally priced at the ending NAV provided by the service agent of the funds.  These securities will generally be classified as Level 1 securities within the fair value hierarchy (see below).  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of Pinnacle Capital Management Funds Trust (the “Board”) and will be classified as Level 2 or 3 securities within the fair value hierarchy, depending on the inputs used.

Fixed income securities (including corporate bonds and U.S. government obligations) generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be classified as Level 2 securities within the fair value hierarchy.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities may be valued at fair value as determined in good faith by the Adviser, subject to review of the Board and will be classified as Level 2 or 3 securities within the fair value hierarchy, depending on the inputs used.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant value drivers are observable. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Corporate bonds and U.S. Government obligations held by the Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

1789 Growth and Income Fund
Notes to Schedule of Investments (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2014 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$7,874,465	$—	$—	$7,874,465
U.S. Government Obligations	—	200,348	—	200,348
Corporate Bonds	—	937,231	—	937,231
Closed-End Funds	266,752	—	—	266,752
Open-End Funds	325,827	—	—	325,827
Money Market Funds	312,911	—	—	312,911
Total	$8,779,955	$1,137,579	$—	$9,917,534

Refer to the Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by industry type. As of July 31, 2014, the Fund did not have any transfers in and out of any Level. In addition, the Fund did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of July 31, 2014.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Security transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. Federal income tax

The following is computed on a tax basis for each item as of July 31, 2014:

Cost of portfolio investments	$8,447,369
Gross unrealized appreciation	$1,615,729
Gross unrealized depreciation	(145,564)
Net unrealized appreciation	$1,470,165

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pinnacle Capital Management Funds Trust

By (Signature and Title)*	/s/ Joseph Masella
Joseph Masella, President

Date	September 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joseph Masella
Joseph Masella, President

Date	September 10, 2014

By (Signature and Title)*	/s/ Stephen J. Fauer
Stephen J. Fauer, Treasurer

Date	September 10, 2014

* Print the name and title of each signing officer under his or her signature.